Non-Controlling Interests - Summary of Non-Controlling Interests (Parenthetical) (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	Dec. 31, 2019
Disclosure Of Noncontrolling Interest [Line Items]
Non controlling interests	$ 19,467	$ 25,186	$ 34,080
AMTD Risk Solutions Group Limited [Member]
Disclosure Of Noncontrolling Interest [Line Items]
Percentage of interests acquired			20.87%
AMTD RS AMTD RSG AMTD IS And AMTD PISG [Member]
Disclosure Of Noncontrolling Interest [Line Items]
Percentage of interests acquired			100.00%